Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The movement in the carrying value of the redeemable noncontrolling interests is as follows:

	For the years ended December 31,
	2021	2021
	RMB	US$
	(in thousands)
Balance as of December 31, 2020	—	—
Issuance of subsidiary shares	30,000	4,708
Accretion of redeemable noncontrolling interests	—	—

Balance as of December 31, 2021	30,000	4,708